Financial Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Result
Finance income	€ 80	€ 518
thereof: fair value changes	58	516
Finance expenses	49,741	5,736
thereof: interest portion of lease payments	450	341
thereof: fair value changes	(15,222)
thereof: interest on convertible loans	(33,960)	(5,350)
Financial result	€ (49,661)	€ (5,218)